INCOME TAXES (Income Tax Examination) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Jan. 31, 2012	Dec. 31, 2010
Income Tax Examination [Line Items]
Income tax examination, assessed income tax liability				$ 7,325
Income tax liability reserve recorded				5,886
Reserve for interest and penalties				4,804
The total amount of outstanding initial tax claims to be settled with the Internal Revenue Service			3,329
The total amount of outstanding initial tax claims relating to interest charges, to be settled with the Internal Revenue Service			877
Payments for filing the Offer in Compromise Form	200
Unrecognized tax benefits		3,458
Income taxes payable	61	1,677
Current Liabilities From Discontinued Operations [Member]
Income Tax Examination [Line Items]
Unrecognized tax benefits		1,974
Income Taxes Payable [Member]
Income Tax Examination [Line Items]
Unrecognized tax benefits		1,484
Income Taxes Payable Related To Current Operations [Member]
Income Tax Examination [Line Items]
Income taxes payable	$ 61	$ 193
Minimum [Member] | The Netherlands [Member]
Income Tax Examination [Line Items]
Years under examination	2011
Minimum [Member] | Foreign Jurisdictions [Member]
Income Tax Examination [Line Items]
Years under examination	2006
Maximum [Member] | The Netherlands [Member]
Income Tax Examination [Line Items]
Years under examination	2013
Maximum [Member] | Foreign Jurisdictions [Member]
Income Tax Examination [Line Items]
Years under examination	2013